Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

December 3, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 114 to the Registration Statement on Form N-1A of DWS Enhanced Emerging Markets Fixed Income Fund, DWS Enhanced Global Bond Fund, and DWS Global Small Cap Growth Fund (collectively, the “Funds”), each a series of DWS Global/International Fund, Inc. (the “Corporation”) (Reg. Nos. 033-05724, 811-04670)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Funds, Post-Effective Amendment No. 114 under the Securities Act of 1933, as amended (the “Securities Act”), to the Corporation’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940, as amended, for review and comment by the Staff of the Securities and Exchange Commission (the “Commission”).  Pursuant to Rule 485(a)(1), the Corporation has designated on the facing sheet to the Registration Statement that the Amendment become effective on February 1, 2014.  No fees are required in connection with this filing.

With respect to DWS Enhanced Emerging Markets Fixed Income Fund, the Amendment contains disclosure reflecting a change to the Fund’s principal investment strategy.

Other than the sections relating to the foregoing, the disclosure contained in the Amendment represents standard DWS disclosure that has been previously reviewed by the Staff of the Commission.

The Amendment has been electronically coded to show changes from the Funds’ Prospectus and Statement of Additional Information filed with the Commission on January 31, 2013 in Post-Effective Amendment No. 108 to the Corporation’s Registration Statement.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Sincerely yours,

/s/James M. Wall

James M. Wall
Director and Senior Counsel
Deutsche Investment Management Americas Inc.

cc:           Elizabeth Reza, Esq., Ropes & Gray